Trade Receivables, Net (Details) - Schedule of Company’s Trade Receivables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current [Member]
Trade Receivables, Net (Details) - Schedule of Company’s Trade Receivables [Line Items]
Trade receivables	$ 5,361,716	$ 4,814,346
30 [Member]
Trade Receivables, Net (Details) - Schedule of Company’s Trade Receivables [Line Items]
Trade receivables	61,041	385,662
31-60 [Member]
Trade Receivables, Net (Details) - Schedule of Company’s Trade Receivables [Line Items]
Trade receivables	15,068	46,222
61-90 [Member]
Trade Receivables, Net (Details) - Schedule of Company’s Trade Receivables [Line Items]
Trade receivables	192,980	153,956
91 and over [Member]
Trade Receivables, Net (Details) - Schedule of Company’s Trade Receivables [Line Items]
Trade receivables	$ 5,630,805	$ 5,400,186